Nature of Business (Details Textual)		1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 31, 2019 shares	Jul. 03, 2019 USD ($) $ / shares shares	Sep. 26, 2018 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 € / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 € / shares	Sep. 26, 2018 € / shares	Sep. 26, 2018 $ / shares
Nature Of Business [Line Items]
Retained Earnings (Accumulated Deficit)				$ (133,466,014)		$ (133,466,014)			$ (126,803,647)
Cash and Cash Equivalents, at Carrying Value				2,736,663		2,736,663			$ 5,446,138
Net Income (Loss) Attributable to Parent				$ (4,117,084)	$ (8,022,196)	(6,662,367)	$ (9,360,771)
Common Stock, Par or Stated Value Per Share | € / shares								€ 0.01		€ 0.01	€ 0.01
Aspire Capital Fund LLC [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares			30,000,000
Sale of Stock, Price Per Share | $ / shares												$ 0.02
Proceeds from Issuance or Sale of Equity			$ 20,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares			25,000,000
Proceeds from Issuance of Private Placement						$ 500,000
Subsequent Event [Member] | Aspire Capital Fund LLC [Member]
Nature Of Business [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	153,333,300	70,000,000
Sale of Stock, Consideration Received on Transaction		$ 1,543,000
American Depositary Share [Member]
Nature Of Business [Line Items]
Sale of Stock, Price Per Share | $ / shares												$ 2.00
American Depositary Share [Member] | Subsequent Event [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		2,368,392
Sale of Stock, Price Per Share | $ / shares		$ 1.90
Proceeds from Issuance or Sale of Equity		$ 4,500,000